UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5238

Nuveen New York Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         12/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen New York Municipal Value Fund, Inc. (NNY)
	December 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.9% (100.0% of Total Investments)
	MUNICIPAL BONDS – 97.9% (100.0% of Total Investments)
	Consumer Discretionary – 1.5% (1.6% of Total Investments)
$ 275	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BBB	$ 268,650
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
1,950	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	6/17 at 100.00	BB	1,954,778
	Series 2007A, 5.000%, 12/01/23
2,225	Total Consumer Discretionary			2,223,428
	Consumer Staples – 1.6% (1.6% of Total Investments)
125	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/14 at 100.00	A3	122,671
	5.250%, 6/01/25
1,090	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	3/14 at 100.00	A1	1,090,174
	5.750%, 6/01/33
75	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	3/14 at 100.00	A3	71,307
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
780	4.750%, 6/01/22	6/16 at 100.00	BBB–	754,993
345	5.000%, 6/01/26	6/16 at 100.00	BB–	299,350
2,415	Total Consumer Staples			2,338,495
	Education and Civic Organizations – 15.2% (15.5% of Total Investments)
275	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	271,840
	2007A, 5.000%, 7/01/31
415	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	BB+	349,127
	Schools, Series 2007A, 5.000%, 4/01/37
1,350	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	BBB–	1,417,568
	Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40
750	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	12/20 at 100.00	B	757,530
	Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	90,467
	University, Series 2006, 5.000%, 5/01/23
1,175	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	N/R	1,077,440
	2007A, 5.000%, 7/01/41 – RAAI Insured
415	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/23 at 100.00	A–	415,000
	Series 2013A, 5.000%, 7/01/44
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	A	1,010,040
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
505	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	523,988
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
525	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	A–	556,379
	2010, 5.250%, 7/01/30
280	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series	7/20 at 100.00	Baa1	280,916
	2010, 5.250%, 7/01/35
2,170	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	Ba1	1,847,278
	College Refunding, Series 2007-A1, 5.000%, 8/01/46
265	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	266,492
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
300	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University	9/23 at 100.00	A	298,599
	Project, Series 2013, 5.000%, 9/01/43
880	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project,	7/19 at 100.00	BBB+	902,475
	Series 2009, 5.750%, 7/01/39
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher
	College, Series 2011:
1,000	6.000%, 6/01/30	6/21 at 100.00	BBB+	1,053,060
1,000	6.000%, 6/01/34	6/21 at 100.00	BBB+	1,039,780
3,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of	7/21 at 100.00	AA–	3,046,860
	Rochester Project, Series 2011B, 5.000%, 7/01/41
245	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds,	10/14 at 100.00	A–	245,635
	St. Francis College, Series 2004, 5.000%, 10/01/34
260	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	12/16 at 100.00	BB	239,652
	College of Aeronautics, Series 2006A, 5.000%, 12/01/28
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
1,500	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	Ba1	1,300,935
1,175	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	Ba1	934,877
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
1,610	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	1,463,216
800	4.750%, 3/01/46 – NPFG Insured	9/16 at 100.00	A	766,728
170	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	171,664
	College, Series 2007, 5.000%, 10/01/27
1,345	Tompkins County Development Corporation, New York, Revenue Bonds, Ithaca College, Series 2011,	1/21 at 100.00	A2	1,395,384
	5.375%, 7/01/41 – AGM Insured
300	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A–	302,760
	Series 2010A, 5.125%, 9/01/40
22,800	Total Education and Civic Organizations			22,025,690
	Financials – 1.3% (1.3% of Total Investments)
1,705	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	1,812,756
	Series 2007, 5.500%, 10/01/37
	Health Care – 11.4% (11.6% of Total Investments)
990	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series	11/17 at 100.00	A	1,055,093
	2008D, 5.750%, 11/15/27
1,005	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	A	1,023,783
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
995	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, New York	2/17 at 100.00	N/R	1,002,423
	Hospital Medical Center of Queens, Series 2007, 4.650%, 8/15/27
700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	A	728,476
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
1,825	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Luke’s Roosevelt	8/15 at 100.00	N/R	1,860,259
	Hospital, Series 2005, 4.900%, 8/15/31
350	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A2	373,993
	Series 2010, 5.000%, 7/01/26
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group
	Revenue Bonds, Series 2008:
1,060	6.500%, 12/01/21	12/18 at 100.00	Ba1	1,088,101
565	6.125%, 12/01/29	12/18 at 100.00	Ba1	561,277
1,155	6.250%, 12/01/37	12/18 at 100.00	Ba1	1,108,777
2,350	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	2,357,826
	Center, Series 2006-1, 5.000%, 7/01/35
1,350	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AA–	1,390,662
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
2,100	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/20 at 100.00	A–	2,237,487
	2011A, 6.000%, 7/01/40
290	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	3/14 at 100.00	BB	284,061
	Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
280	5.250%, 2/01/27	2/17 at 100.00	BBB–	270,080
260	5.500%, 2/01/32	2/17 at 100.00	BBB–	243,987
295	Suffolk County Economic Development Corporation, New York, Revenue Refunding Bonds, Catholic	7/21 at 100.00	BBB+	300,635
	Health Services of Long Island Obligated Group Project, Series 2011, 5.000%, 7/01/28
500	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	7/14 at 100.00	B+	497,285
	Series 2001A, 7.125%, 7/01/31
155	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	3/14 at 100.00	B+	154,158
	Series 2001B, 7.125%, 7/01/31
16,225	Total Health Care			16,538,363
	Housing/Multifamily – 1.8% (1.8% of Total Investments)
300	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding	4/14 at 100.00	AA	300,735
	Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21
1,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/19 at 100.00	AA	1,030,630
	Series 2009C-1, 5.500%, 11/01/34
1,250	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/19 at 100.00	AA	1,259,175
	Series 2009M, 5.150%, 11/01/45
2,550	Total Housing/Multifamily			2,590,540
	Housing/Single Family – 1.1% (1.2% of Total Investments)
925	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%,	4/15 at 100.00	Aa1	926,110
	4/01/27 (Alternative Minimum Tax)
735	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%,	4/15 at 100.00	Aaa	740,682
	4/01/23 (Alternative Minimum Tax)
1,660	Total Housing/Single Family			1,666,792
	Long-Term Care – 3.3% (3.4% of Total Investments)
2,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, W.K. Nursing	2/14 at 100.00	AAA	2,002,700
	Home Corporation, Series 1996, 6.125%, 2/01/36
435	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA+	442,726
	Westchester Project, Series 2006, 5.200%, 2/15/41
270	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	B1	225,828
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
135	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005,	7/15 at 100.00	N/R	118,222
	5.000%, 7/01/35 – ACA Insured
555	Erie County Industrial Development Agency, New York, Revenue Bonds, Orchard Park CCRC Inc.	11/16 at 100.00	N/R	476,923
	Project, Series 2006A, 6.000%, 11/15/36
100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	3/14 at 100.00	N/R	100,123
	Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19
260	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/14 at 100.00	N/R	261,084
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
820	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R	776,958
	Needs Facilities Pooled Program, Series 2008A-1, 5.500%, 7/01/18
235	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R	223,556
	Needs Facilities Pooled Program, Series 2008-B1, 5.800%, 7/01/23
225	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs	7/16 at 101.00	N/R	205,558
	Facilities Pooled Program Bonds, Series 2008-C1, 5.800%, 7/01/23
5,035	Total Long-Term Care			4,833,678
	Materials – 0.2% (0.2% of Total Investments)
240	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds,	3/14 at 100.00	BBB	240,019
	International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)
	Tax Obligation/General – 7.0% (7.2% of Total Investments)
4,760	New York City, New York, General Obligation Bonds, Fiscal 2008 Series D, 5.125%, 12/01/25	12/17 at 100.00	AA	5,392,747
1,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series A-1, 5.000%, 8/01/26	8/23 at 100.00	AA	1,109,460
625	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/19 –	No Opt. Call	AA	647,288
	AGM Insured
35	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 –	9/15 at 100.00	AA	37,613
	SYNCORA GTY Insured
2,795	New York City, New York, General Obligation Bonds, Fiscal Series 2007A, 5.000%, 8/01/25	8/16 at 100.00	AA	3,050,407
9,215	Total Tax Obligation/General			10,237,515
	Tax Obligation/Limited – 21.8% (22.3% of Total Investments)
395	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series	7/15 at 100.00	AA–	421,465
	2005A, 5.250%, 7/01/24 – CIFG Insured
	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue
	Bonds, City University System, Series 1993A:
1,000	5.750%, 7/01/18	No Opt. Call	AA–	1,117,410
1,400	6.000%, 7/01/20	No Opt. Call	AA–	1,658,244
6,290	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	No Opt. Call	AAA	6,553,794
	Purpose Series 2012D, 5.000%, 2/15/37
15	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	15,772
	2005F, 5.000%, 3/15/21 – AGM Insured
1,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B,	11/19 at 100.00	AA	1,555,485
	5.000%, 11/15/34
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/15 at 100.00	A–	548,044
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
740	5.000%, 10/15/25 – NPFG Insured	10/14 at 100.00	AAA	766,773
550	5.000%, 10/15/26 – NPFG Insured	10/14 at 100.00	AAA	569,234
1,890	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	1,944,451
1,200	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	1,270,704
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
1,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/19 at 100.00	AA–	1,597,590
	Series 2009-S5, 5.250%, 1/15/39
25	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	3/14 at 100.00	AAA	25,099
	Series 2003E, 5.000%, 2/01/23 – FGIC Insured
1,530	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	1,680,491
	Series 2007C-1, 5.000%, 11/01/27
2,100	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	2,299,437
	Series 2008A, 5.000%, 12/15/27 (UB)
840	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	857,296
	Development and Housing, Series 2006A, 5.000%, 3/15/36
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	10/15 at 100.00	AA	1,077,070
	2005B, 5.000%, 4/01/21 – AMBAC Insured
2,450	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%,	No Opt. Call	AA	2,931,891
	4/01/20 – AMBAC Insured (UB) (4)
1,175	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	1,262,326
	5.000%, 4/01/27
600	New York State Urban Development Corporation, Special Project Revenue Bonds, University	No Opt. Call	AA–	727,500
	Facilities Grants, Series 1995, 5.875%, 1/01/21
5,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/29 at 100.00	A+	2,795,045
	2010A, 0.000%, 8/01/33
32,260	Total Tax Obligation/Limited			31,675,121
	Transportation – 12.9% (13.2% of Total Investments)
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2007B,	11/17 at 100.00	A	2,552,750
	5.000%, 11/15/33
3,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2008A,	11/17 at 100.00	A	3,084,330
	5.250%, 11/15/36
1,100	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E,	11/23 at 100.00	A	1,144,286
	5.000%, 11/15/31
1,500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx	10/17 at 102.00	N/R	584,955
	Parking Development Company, LLC Project, Series 2007, 5.875%, 10/01/46 (5)
1,600	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	6/14 at 100.00	BB	1,433,632
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/14 at 100.00	N/R	1,073,020
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
700	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	1/16 at 100.00	A3	750,652
	Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)
1,000	New York City Industrial Development Agency, New York, Special Facility Revenue Bonds, JetBlue	3/14 at 100.00	B	876,330
	Airways Corporation Project, Series 2006, 5.125%, 5/15/30 (Alternative Minimum Tax)
660	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	11/21 at 100.00	A+	656,872
	Series 2011, 5.000%, 11/15/44
165	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 –	1/15 at 100.00	A	169,686
	AMBAC Insured
400	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AA–	415,236
	AGM Insured
500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/14 at 100.00	A	503,645
	International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
1,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	1,053,190
435	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	AA–	454,614
325	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA–	404,300
	Eighth Series 2008, Trust 2920, 17.724%, 8/15/32 – AGM Insured (IF)
1,100	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	1,148,939
	Ninth Series 2013, 5.000%, 12/01/38
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
225	6.500%, 12/01/28	12/15 at 100.00	BBB	234,504
1,160	6.000%, 12/01/36	12/20 at 100.00	BBB	1,241,049
780	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	No Opt. Call	A+	935,415
	Subordinate Lien Series 2002E, 5.500%, 11/15/20 – NPFG Insured
19,150	Total Transportation			18,717,405
	U.S. Guaranteed – 6.0% (6.1% of Total Investments) (6)
1,260	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	Aaa	1,383,682
	County Issue, Series 1986, 7.375%, 7/01/16 (ETM)
260	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AA– (6)	275,007
	2005F, 5.000%, 3/15/21 (Pre-refunded 3/15/15) – AGM Insured
25	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial	4/14 at 106.27	Baa1 (6)	25,435
	Facilities, Series 1991A, 9.500%, 4/15/14 (ETM)
200	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AA– (6)	203,748
	City School District, Series 2004, 5.750%, 5/01/26 (Pre-refunded 5/01/14) – AGM Insured
960	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series	3/14 at 100.00	N/R (6)	1,001,866
	1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)
1,690	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AA+ (6)	1,809,179
	New York Housing Authority Program, Series 2005A, 5.000%, 7/01/25 (Pre-refunded 7/01/15) –
	FGIC Insured
750	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	Aa2 (6)	773,805
	(Pre-refunded 8/15/14)
375	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/19	11/14 at 100.00	Aa2 (6)	390,101
	(Pre-refunded 11/01/14) – AGM Insured
1,965	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19	9/15 at 100.00	N/R (6)	2,118,702
	(Pre-refunded 9/01/15) – SYNCORA GTY Insured
750	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series	3/14 at 100.00	AA– (6)	757,523
	2003A, 5.000%, 3/15/21 (Pre-refunded 3/15/14)
8,235	Total U.S. Guaranteed			8,739,048
	Utilities – 7.4% (7.5% of Total Investments)
1,000	Chautauqua County Industrial Development Agency, Exempt Facility Revenue Bonds, New York,	2/20 at 100.00	Baa3	1,009,340
	NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42
90	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	86,127
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,500	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	1,610,475
1,500	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A	1,604,595
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	251,485
	5.000%, 12/01/35 – CIFG Insured
400	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A–	403,148
	5.000%, 5/01/38
1,250	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A,	No Opt. Call	A–	1,264,825
	5.000%, 9/01/37
1,000	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project,	3/14 at 100.00	A–	1,002,790
	Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)
2,025	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue	No Opt. Call	BB+	1,758,652
	Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42
25	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa2	27,108
	11/15/19 – FGIC Insured
575	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue	7/14 at 100.00	N/R	562,448
	Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)
1,100	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013 TE,	12/23 at 100.00	AAA	1,155,440
	5.000%, 12/15/41
10,715	Total Utilities			10,736,433
	Water and Sewer – 5.4% (5.5% of Total Investments)
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AAA	2,210,820
	Bonds, Fiscal 2009 Series 2008A, 5.750%, 6/15/40
4,440	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/21 at 100.00	AA+	4,548,203
	Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44
1,000	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds	2/22 at 100.00	AAA	1,043,330
	Master Financing, Series 2012B, 5.000%, 2/15/42
7,440	Total Water and Sewer			7,802,353
$ 141,870	Total Long-Term Investments (cost $141,546,972)			142,177,636
	Floating Rate Obligations – (2.2)%			(3,255,000)
	Other Assets Less Liabilities – 4.3%			6,346,740
	Net Assets – 100%			$ 145,269,376

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$142,177,636	$ —	$142,177,636

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2013, the cost of investments was $137,930,440.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 5,243,543
Depreciation	(4,253,355)
Net unrealized appreciation (depreciation) of investments	$ 990,188

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 5.875% to 2.350%.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Municipal Value Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         February 28, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         February 28, 2014